Condensed Consolidated Statements of Operations (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Income Statement [Abstract]
Total Revenue
OPERATING EXPENSES
Executive compensation	186,000	186,000	744,000	423,000
General and administrative	34,588	25,031	231,124	40,930
Professional fees	90,394	29,671	259,856
Contingent liability expense			90,000
Research and development - related party		30	30	2,706
Total Operating Expenses	310,982	240,732	1,325,010	466,636
Loss from Operations	(310,982)	(240,732)	(1,325,010)	(466,636)
OTHER INCOME (EXPENSE)
Gain on extinguishment of debt	11,323		1,200
Interest income			7
Interest expense, related parties	(1,078)		(2,708)
Interest expense	(16,142)		(13,074)
Loss before Income Taxes	(316,879)	(240,732)	(1,339,585)	(466,636)
Income tax expense		(50)
Net Loss	$ (316,879)	$ (240,782)	$ (1,339,585)	$ (466,636)
Basic and diluted (loss) per share	$ (0.02)	$ (0.03)	$ (0.10)	$ (0.05)
Basic and diluted weighted average shares outstanding	16,740,778	9,200,000	13,698,896	9,200,000